Income Taxes, Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income taxes receivable	$ 1,612	$ 74,791
Federal
Income Tax Disclosure [Abstract]
Income taxes receivable		73,525
Income taxes (payable)	(1,614)
State
Income Tax Disclosure [Abstract]
Income taxes receivable	$ 1,612	$ 1,266